Unaudited Interim Condensed Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 21,167	$ 102,724	$ 28,121
Accounts receivable	39,355	37,047
Inventories	7,733	5,900
Accrued revenue	376	554
Restricted cash	9,000	22,800
Prepaid expenses and other current assets	2,886	2,804
Total current assets	80,517	171,829
FIXED ASSETS:
Vessels, net	864,979	810,001	655,356
Advances for vessel acquisition and vessels under construction	50,410	39,902	122,307
Total fixed assets	915,389	849,903
OTHER NON CURRENT ASSETS:
Deferred finance charges, net	5,549	6,467
Restricted cash	3,923	3,923
Derivative assets non-current	654
Accrued Revenue	92	92
Long-term investment	50,000	50,000
Total assets	1,056,124	1,082,214
CURRENT LIABILITIES:
Current portion of long-term debt	34,848	19,199
Unearned revenue	13,257	18,205
Trade accounts payable	3,793	3,061
Accrued liabilities	3,685	6,364
Derivative liabilities	383	591
Due to Manager	2,142	73
Total current liabilities	58,108	47,493
Derivatives liabities	4,566	8,978
Long-term debt, net of current portion	485,301	596,468
Unearned revenue - Long-term	3,018	3,419
Total liabilities	550,993	656,358
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common stock, $0.001 par value; 200,000,000 authorized, 76,661,451 and 76,682,148 shares issued and outstanding at December 31, 2012 and September 30, 2013, respectively	77	77
Preferred stock, $0.01 par value; 20,000,000 authorized, none and 1,600,000 issued and outstanding at December 31, 2012 and September 30, 2013 respectively	16
Additional paid in capital	189,208	150,269
Retained earnings	315,830	275,510
Total shareholders' equity	505,131	425,856	331,842
Total liabilities and shareholders' equity	$ 1,056,124	$ 1,082,214